Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Provisions [Abstract]
Summary of Detail of Provisions
a)	The detail of provisions as of December 31, 2017, 2016 and January 1, 2016, is as follows:

	Current			Non-Current
Provisions	12-31-2017	12-31-2016	01-01-2016	12-31-2017	12-31-2016	01-01-2016
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Provisions for legal proceedings (*)	232,680	121,042	59,269	595,810	276,350	203,976
Decomissioning or restoration (**)	33,498	3,533	1,057	56,780	11,747	8,912
Provision for environmental issues (***)	280	28,387	103,331	22	60,184	44,891
Other provisions	3,508	26,304	15,597	7,693	173	1,104

Total	269,966	179,266	179,254	660,305	348,454	258,883

(*) Includes ThUS$311,910 in a non-current portion due to the incorporation of CELG to our subsidiary Enel Brasil (see note 7.2) of which an amount of ThUS$303.038 corresponds to provision in litigation FUNAC.

(**) It includes the provision for restoration of our subsidiary Emgesa related to the El Quimbo Project, regarding the necessary works to mitigate the environmental impact of filling the dam. The works are estimated to take 30 years. The main activities under this obligation, among other things, are forest restoration, border protection, lotic and fishing programs and flora and fauna monitoring programs.

(***) It includes obligations for the environmental license for the El Quimbo Project, such as settlement of contracts for completed works and minor works necessary to operate the power plant at 2016.

Summary of Changes in Provisions

The expected timing and amount of any cash outflows related to the above provisions is uncertain and depends on the final resolution of the related matters.

b)	Changes in provisions for the years ended December 31, 2017 and 2016, are as follows:

Provisions	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2017	397,392	15,280	115,048	527,720
Increase (decrease) in existing provisions	345,989	90,656	(104,284)	332,361
Acquisition of Business combination	229,358	-	-	229,358
Provision used	(214,373)	(21,393)	(1,060)	(236,826)
Increase from adjustment to time value of money	166,930	6,306	2,595	175,831
Foreign currency translation	(42,372)	(483)	1,596	(41,259)
Transfer to P&L	(54,434)	(88)	(2,392)	(56,914)
Total Changes in Provisions	431,098	74,998	(103,545)	402,551
Balance as of December 31, 2017	828,490	90,278	11,503	930,271

Provisions	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Changes in Provisions
Balance as of January 1, 2016	263,245	9,969	164,923	438,137
Increase (decrease) in existing provisions	114,593	2,298	30,953	147,844
Provision used	(56,898)	(1,237)	(103,642)	(161,777)
Increase from adjustment to time value of money	53,030	1,501	7,345	61,876
Foreign currency translation	22,823	328	11,713	34,864
Other increases (decreases)	599	2,421	3,756	6,776
Total Changes in Provisions	134,147	5,311	(49,875)	89,583
Balance as of December 31, 2016	397,392	15,280	115,048	527,720